Income Tax (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Current	(252)	(258)	(513)	(259)
Deferred	—	—	—	226
Income tax expense	(252)	(258)	(513)	(33)